SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 10, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2023	Feb. 08, 2023	Jan. 13, 2023
SUBSEQUENT EVENTS
Value of additional Promissory Note		$ 415,222	$ 265,000	$ 400,000	$ 544,000
TriSalus | Merger Agreement
SUBSEQUENT EVENTS
Deposited in trust account				78,136
Extension Note
SUBSEQUENT EVENTS
Debt drawn amount				$ 78,136
Subsequent Events | TriSalus | Merger Agreement
SUBSEQUENT EVENTS
Deposited in trust account						$ 39,068
Subsequent Events | Extension Note
SUBSEQUENT EVENTS
Debt drawn amount						$ 39,068
Subsequent Events | Convertible Promissory Note
SUBSEQUENT EVENTS
Debt drawn amount								$ 159,000
Subsequent Events | 2022 Promissory Note III
SUBSEQUENT EVENTS
Value of additional Promissory Note	$ 60,000
Debt drawn amount							$ 200,000	$ 215,222